Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Summary of Other Operating Expenses
The following items are included within other operating expenses:

	2021 £m	2020 £m	2019 £m

Other operating expenses	7,468	7,667	7,851

The following items are included within other operating expenses:

Master settlement agreement (note 6(b),(d))	2,486	2,783	2,163

Marketing expenses in operating profit (note 6(c))	1,242	1,096	1,149

Inventory write-offs (note 20)	215	309	255

Research and development expenses (excluding employee benefit costs and depreciation) (note 6(e))	141	121	126

Loss on disposal of BAT Pars (note 6(f))	358	–	–

Excise, VAT and penalties in respect of disputes in Turkey, South Korea and Russia (note 6(g))	26	(40)	202

Judgment in respect of Quebec class actions (note 6(h))	–	–	436

Exchange differences	19	(29)	22

Hedge ineffectiveness within operating profit	(5)	(3)	(5)

Expenses relating to short-term leases	8	10	16

Expenses relating to leases of low-value assets	1	1	1

Gains arising from sale and leaseback transactions	–	(1)	–

Auditor’s remuneration (note 6(i))	27.1	28.3	25.3

Summary of Auditor"s Remuneration
(i) Auditor’s remuneration

	2021 £m	2020 £m	2019 £m

Auditor’s remuneration

Total expense for audit services pursuant to legislation:

– fees to KPMG LLP for Parent Company and Group audit	8.7	8.7	6.8

– fees to KPMG LLP firms and associates for local statutory and Group reporting audits	9.5	9.9	9.0

Total audit fees expense – KPMG LLP firms and associates	18.2	18.6	15.8

Audit fees expense to other firms	0.2	0.2	0.1

Total audit fees expense	18.4	18.8	15.9

Fees to KPMG LLP firms and associates for other services:

– audit-related assurance services	8.0	8.5	8.5

– other assurance services	0.3	0.5	0.5

– tax advisory services	–	–	–

– tax compliance	–	–	–

– audit of defined benefit schemes of the Company	0.4	0.5	0.4

– other non-audit services	–	–	–

	8.7	9.5	9.4